Derivative and Hedging Instruments - Summary of Detailed Information About Reconciliation of Accumulated Other Comprehensive Income Loss Related to Cash Flow Hedges (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Interest rate risk [Member]
Disclosure of Detailed Information about Reconciliation of Accumulated other Comprehensive Income Loss Related To Cash Flow Hedges [Line Items]
Hedging gains (losses) recognized in AOCI during the year	$ 1
Accumulated other comprehensive income (loss), end of the year	1
Interest and foreign exchange risk [Member]
Disclosure of Detailed Information about Reconciliation of Accumulated other Comprehensive Income Loss Related To Cash Flow Hedges [Line Items]
Accumulated other comprehensive income (loss), beginning of the year	(114)	$ (313)
Hedging gains (losses) recognized in AOCI during the year	23	175
Reclassification from AOCI to income	16	(49)
Accumulated other comprehensive income (loss), end of the year	(107)	(114)
Accumulated other comprehensive income (loss), end of the year		(89)
Foreign exchange translation risk [Member]
Disclosure of Detailed Information about Reconciliation of Accumulated other Comprehensive Income Loss Related To Cash Flow Hedges [Line Items]
Accumulated other comprehensive income (loss), beginning of the year	5	3
Hedging gains (losses) recognized in AOCI during the year	(10)	33
Reclassification from AOCI to income	(8)	34
Accumulated other comprehensive income (loss), end of the year	3	5
Accumulated other comprehensive income (loss), end of the year		2
CPI risk [Member]
Disclosure of Detailed Information about Reconciliation of Accumulated other Comprehensive Income Loss Related To Cash Flow Hedges [Line Items]
Hedging gains (losses) recognized in AOCI during the year	(4)
Reclassification from AOCI to income	81
Accumulated other comprehensive income (loss), end of the year	(85)
Equity price risk [Member]
Disclosure of Detailed Information about Reconciliation of Accumulated other Comprehensive Income Loss Related To Cash Flow Hedges [Line Items]
Accumulated other comprehensive income (loss), beginning of the year	2	6
Hedging gains (losses) recognized in AOCI during the year	40	2
Reclassification from AOCI to income	3	6
Accumulated other comprehensive income (loss), end of the year	39	2
Accumulated other comprehensive income (loss), end of the year		2
Risk Affecting Cash Flow Hedges [Member]
Disclosure of Detailed Information about Reconciliation of Accumulated other Comprehensive Income Loss Related To Cash Flow Hedges [Line Items]
Accumulated other comprehensive income (loss), beginning of the year	(107)	(304)
Hedging gains (losses) recognized in AOCI during the year	50	210
Reclassification from AOCI to income	92	(9)
Accumulated other comprehensive income (loss), end of the year	$ (149)	(107)
Accumulated other comprehensive income (loss), end of the year		$ (85)